Note 9 - Exploration and Evaluation Assets	12 Months Ended
Dec. 31, 2024
Statement Line Items [Line Items]
Disclosure of exploration and evaluation assets [text block]
9.	EXPLORATION AND EVALUATION ASSETS

(a)

In 2018, the Company entered into an option agreement with a private group, whereby the Company has the right to earn 100% ownership interest in a company which owns the Deer Trail Project in Utah. The Company paid $150 upon signing the agreement, $150 in each of 2020 and 2021, and $200 in each of 2022, 2023, and 2024. To earn 100% interest in the property, the Company must make remaining cash payments totaling $950 over the next 5 years (with option to accelerate if desired) and fund a cumulative of $30,000 of eligible exploration expenditures by 2028 (criteria met: as of December 31, 2024, the Company has incurred $36,439 of eligible exploration expenditures on the property). As at December 31, 2024, the Company has also bonded and recorded a $484 reclamation liability for the project. Other than the reclamation liability, the balance of cash payments are optional at the Company’s discretion. Upon the Company’s 100% earn-in, the vendors will retain a 2% net smelter returns (“NSR”) royalty.

(b)

Through the acquisition of Gatling Exploration Inc. (“Gatling”) in 2022, the Company acquired 100% of the Larder Project in Ontario. During the year ended December 31, 2024, the Company incurred a total of $17,197 in exploration and evaluation expenditures, which includes $3,802 in acquisition of exploration property mainly relating to the purchase of 100% ownership of the Goldstake property (“Goldstake”), contiguous to the existing land holdings at Gatling.

During the year ended December 31, 2024 and December 31, 2023, the Company has incurred the following exploration and evaluation expenditures on these projects:

	December 31,	December 31,
	2024	2023
	$	$
Deer Trail Project
Option and other payments	200	275
Total acquisition costs	200	275
Drilling and geotechnical	8,905	5,854
Camp and site costs	401	875
Land taxes and government fees	239	213
Legal, community and other consultation costs	357	343
Travel	182	190
Total for the year	10,284	7,750
Balance, beginning of year	27,315	19,565
Total Deer Trail Project cost	37,599	27,315
Larder Project
Acquisition of exploration property	3,802	-
Total acquisition costs	3,802	-
Drilling and geotechnical	10,896	6,357
Camp and site costs	1,773	772
Land taxes and government fees	40	43
Legal, community and other consultation costs	535	347
Travel	151	109
Total for the year	17,197	7,628
Balance, beginning of year	25,322	17,694
Total Larder Project cost	42,519	25,322
Total Exploration and Evaluation Assets	80,118	52,637